Schedule of Investments

ARK Innovation ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Automobiles - 11.7%
Tesla, Inc.*	437,302	$341,917,688

Biotechnology - 21.1%
CRISPR Therapeutics AG (Switzerland)*	2,566,352	126,264,519
Editas Medicine, Inc.*†	3,498,395	80,882,892
Intellia Therapeutics, Inc.*†	7,058,132	95,073,038
Invitae Corp.*†	11,931,981	197,474,286
Organovo Holdings, Inc.*†	17,003,040	7,193,986
Seres Therapeutics, Inc.*†	5,804,669	21,361,182
Syros Pharmaceuticals, Inc.*†	3,834,318	32,323,301
Veracyte, Inc.*	2,172,523	58,592,945
Total Biotechnology		619,166,149

Consumer Finance - 4.2%
LendingClub Corp.*	2,832,535	21,725,544
LendingTree, Inc.*	410,044	102,252,672
Total Consumer Finance		123,978,216

Diversified Telecommunication - 1.0%
Iridium Communications, Inc.*	1,236,708	27,832,113

Entertainment - 4.7%
Roku, Inc.*	1,129,089	136,879,459

Health Care Equipment & Supplies - 2.2%
Cerus Corp.*†	10,232,441	62,929,512

Interactive Media & Services - 6.1%
Pinterest, Inc., Class A*	3,557,883	73,505,863
Zillow Group, Inc., Class C*	2,361,249	103,800,506
Total Interactive Media & Services		177,306,369

IT Services - 7.1%
Square, Inc., Class A*	3,192,084	207,932,352

Life Sciences Tools & Services - 12.2%
Compugen Ltd. (Israel)*†	6,871,341	99,565,731
Illumina, Inc.*	555,237	177,137,260
NanoString Technologies, Inc.*†	2,488,246	79,026,693
Total Life Sciences Tools & Services		355,729,684

Machinery - 4.9%
ExOne Co. (The)*†	1,783,022	13,854,081
Proto Labs, Inc.*	1,270,154	129,034,945
Total Machinery		142,889,026

Semiconductors & Semiconductor Equipment - 5.1%
Teradyne, Inc.	889,513	55,630,143
Xilinx, Inc.	1,076,988	94,128,751
Total Semiconductors & Semiconductor Equipment		149,758,894

Software - 13.3%
2U, Inc.*†	5,192,330	123,317,838
Autodesk, Inc.*	335,365	62,756,853
Materialise NV (Belgium)*†(a)	2,840,775	58,122,256
PagerDuty, Inc.*	2,316,673	48,904,967
Splunk, Inc.*	499,739	70,143,366
Zscaler, Inc.*	379,266	25,441,163
Total Software		388,686,443

Technology Hardware, Storage & Peripherals - 6.2%
Pure Storage, Inc., Class A*	3,328,583	47,931,595
Stratasys Ltd.*†	7,651,968	135,439,833
Total Technology Hardware, Storage & Peripherals		183,371,428

Total Common Stocks (Cost $2,489,906,554)		2,918,377,333

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b) (Cost $6,962,014)	6,962,014	6,962,014
Total Investments–100.0% (Cost $2,496,868,568)		2,925,339,347
Liabilities in Excess of Other Assets–(0.0)%(c)		(1,041,787)
Net Assets–100.0%		$2,924,297,560

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2020 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended April 30, 2020 is as follows:

Value ($) at 7/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2020	Value ($) at 4/30/2020
Common Stocks — 34.4%
Biotechnology — 14.8%
Editas Medicine, Inc. †
66,282,336	34,210,279	(12,453,884)	(4,665,351)	(2,490,488)	–	–	3,498,395	80,882,892
Intellia Therapeutics, Inc. †
86,891,910	35,582,348	(4,216,286)	(317,137)	(22,867,797)	–	–	7,058,132	95,073,038
Invitae Corp. †
118,723,411	134,528,707	(19,273,271)	11,054,430	(47,558,991)	–	–	11,931,981	197,474,286
Organovo Holdings, Inc. †
4,755,267	2,095,155	(219,254)	21,767	541,051	–	–	17,003,040	7,193,986
Seres Therapeutics, Inc. †
10,703,415	7,499,059	(795,436)	277,923	3,676,221	–	–	5,804,669	21,361,182
Syros Pharmaceuticals, Inc. †
16,900,088	12,564,883	(1,172,956)	364,701	3,666,585	–	–	3,834,318	32,323,301
Health Care Equipment & Supplies — 2.2%
Cerus Corp. †
30,572,112	24,643,519	(1,503,684)	372,240	8,845,325	–	–	10,232,441	62,929,512
Life Sciences Tools & Services — 6.1%
Compugen Ltd. †
16,670,130	24,036,440	(8,056,096)	1,405,172	65,510,085	–	–	6,871,341	99,565,731
NanoString Technologies, Inc. †
82,761,229	28,064,202	(26,516,918)	2,213,856	(7,495,676)	–	–	2,488,246	79,026,693
Machinery — 0.5%
ExOne (The) Co. †
9,585,719	4,438,515	(533,867)	51,940	311,774	–	–	1,783,022	13,854,081
Software — 6.2%
2U, Inc. †
32,558,400	69,331,966	(18,128,903)	(14,296,190)	53,852,565	–	–	5,192,330	123,317,838
Materialise NV †
36,870,453	19,172,923	(2,035,344)	654,180	3,460,044	–	–	2,840,775	58,122,256
Technology Hardware, Storage & Peripherals — 4.6%
Stratasys Ltd. †
128,171,117	61,782,586	(5,959,060)	637,896	(49,192,706)	–	–	7,651,968	135,439,833
641,445,587	457,950,582	(100,864,959)	(2,224,573)	10,257,992	–	–	86,190,658	1,006,564,629

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.
(c)	Less than 0.05%

Schedule of Investments (continued)

ARK Innovation ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$2,918,377,333	$–	$–	$2,918,377,333
Money Market Fund	6,962,014	–	–	6,962,014
Total	$2,925,339,347	$–	$–	$2,925,339,347

(d)   Please refer to the Schedule of Investments to view securities segregated by industry type.